Short-term loans	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
Short-term loans
17.	Short-term loans

In April 2016, the Company obtained an interest-bearing loan of RMB1.8 billion (US$275.0 million) in U.S. dollar from CMB Bank, which was secured by 12.4 million Class B ordinary shares personally owned by Mr. Jinbo Yao, the chief executive officer of the Group. Based on the covenant of the loan agreement, if the aggregate fair value of the pledged shares on any trading date was less than 120% of the outstanding amount of the corresponding loan and accrued interest payable, the Company is required to pledge sufficient amount of cash or the chief executive officer of the Group can pledge additional number of shares to cover the shortfall in the fair value of the pledged shares. The Company used the proceeds from this loan to early repay the Amended Convertible Note borrowed from Tencent. In 2016, the Company repaid RMB1.1 billion (US$167.5 million) principal and RMB42.1 million (US$6.3 million) accrued interest payable of the loan borrowed from CMB Bank. On April 21, 2017, the remaining balance of the loan amounted to RMB740.1 million (US$107.5 million) was fully repaid and the shares pledged to CMB Bank have been released in May 2017.

In September and December 2016, the Company obtained interest-bearing loans amounted to RMB1.1 billion (US$157.5 million) from CMB Bank, which will be due in September and December 2017, respectively. The bank borrowings were secured by one-year term deposits amounted to RMB1.1 billion (US$165.6 million), which was classified as restricted cash in the Company’s consolidated balance sheets. In September and December 2017, the Company repaid RMB459.4 million (US$70.0 million) and RMB577.0 million (US$87.5 million) of the loans, hence the loans were fully repaid and related restricted cash was released as of December 31, 2017.

In December 2016, the Company obtained a three-year interest bearing bank loan of RMB150.0 million from Shanghai Pudong Development Bank Co., Ltd., which was secured by an office building of the Company as collateral. Pursuant to the loan repayment schedule, the principal amount will be paid in four equal installments from June 2018 to November 2019. As of December 31, 2017, RMB75.0 million of the remaining balance of the loan, which is expected to be repaid in less than one year in June and December 2018, was recorded in short-term loans in the Group’s consolidated balance sheet.